ESTIMATION OF FAIR VALUE - Transfers between level 1, level 2 and level 3 of the fair value hierarchy (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 882,979	$ 972,935
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		99
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Level three to two
Disclosure of fair value measurement of assets [line items]
Investment properties	696,084
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Securities issued or secured by Colombian Government | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		99
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment property | Level three to two
Disclosure of fair value measurement of assets [line items]
Investment properties	696,084
Financial assets measured at fair value through other comprehensive income, category [member] | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	161,788	1,318,769
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by Colombian Government | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	$ 161,788	$ 1,318,769